Lease - Additional information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024
Lease
Lease term	12 months	12 months
Weighted Average Remaining Lease Term	3 years 8 months 12 days	3 years 8 months 12 days		4 years 2 months 12 days
Weighted Average Discount Rate	3.51%	3.51%		3.61%
Operating Lease Cost	¥ 2,785	$ 389	¥ 2,320
Short Term Lease Cost	429	$ 60	335
Operating leases capitalized	¥ 0		¥ 0